Accounts and transactions with related parties (Details Textual) $ in Thousands				12 Months Ended
	Dec. 12, 2017	Apr. 12, 2017 USD ($)	Apr. 12, 2017 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Explanation of terms and conditions of outstanding balances for related party transaction	(4) An agreement between the subsidiary Compañía Pisquera de Chile S.A. with Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. due to differences resulting from the contributions made by the latter. It establishes a 3% annual interest over capital, with annual payments to be made in eight instalments of UF 1,124 each. Beginning February 28, 2007 and UF 9,995 bullet payment at the last contribution date. In accordance with the contract, Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. renewed the contract for a period of nine years. Consequently, the UF 9,995 will be paid in nine equal and successive instalments of UF 1,200 each and a final payment of UF 2,050, beginning on February 28, 2015. (5) An agreement of grape supply between the subsidiary Compañía Pisquera de Chile S.A. and Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. These contracts stipulate a 3% annual interest on the capital, with a term of eight years, and annual payments due on May 31, 2018, May 31, 2019 and May 31, 2020.
Directors' remuneration expense		$ 100
Expenses For Monthly Attendance Fee To Chairman |			200
Key Management Personnel Compensation Computation Description		If the distributed dividends exceed 50% of the net profits, the Board of Directors’ variable remuneration shall be calculated over a maximum 50% of such profits	If the distributed dividends exceed 50% of the net profits, the Board of Directors’ variable remuneration shall be calculated over a maximum 50% of such profits
Key management personnel compensation				$ 6,449,061	$ 7,565,658	$ 5,497,192
Directors [Member]
Key Management Personnel Compensation Paid				$ 3,146,516	$ 3,215,759	$ 2,976,684